Commitments (Tables)	12 Months Ended
Jan. 31, 2015
Commitments Disclosure [Abstract]
Aggregate minimum annual rentals under non-cancelable leases
Aggregate minimum annual rentals at January 31, 2015, under non-cancelable leases are as follows:

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Leases
2016	$1,759	$504
2017	1,615	476
2018	1,482	444
2019	1,354	408
2020	1,236	370
Thereafter	10,464	3,252
Total minimum rentals	$17,910	$5,454
Less estimated executory costs		49
Net minimum lease payments		5,405
Less imputed interest		2,512
Present value of minimum lease payments		$2,893